Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002

Dear Shareholder:
The six-month period ended May 31, 2002, was marked by continuing recession in the U.S. economy. During the period, expectations for corporate earnings generally declined as investor confidence continued to suffer from fears of terrorist attacks and, more recently, mounting concerns about corporate debt, questionable accounting practices and research integrity on Wall Street.

Despite a strong rebound in the fourth quarter of 2001, the broader U.S. equity markets finished the year with negative returns. This was only the fourth time since the Depression that the U.S. equity markets suffered two consecutive annual losses. Although the weakness in equities was fairly broad based, the technology-heavy Nasdaq-100 Index-Registered Trademark- was hit especially hard, the main culprits being a slowdown in corporate spending on information technology and renewed rounds of downward earnings revisions in the telecommunications sector.

Performance
For the six-month period ending May 31, 2002, the Fund's Class A, B, C and D shares posted total returns of -24.32 percent, -24.62 percent, -24.62 percent and -24.29 percent, respectively. During the same period, the Nasdaq-100 Index-Registered Trademark- produced a total return of -24.29 percent.* The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Nasdaq-100 Index-Registered Trademark- by investing substantially in common stocks and other equity securities of companies that comprise the Nasdaq-100-Registered Trademark- in approximately the same proportions as they are represented in the Index. The Nasdaq-100 Index-Registered Trademark- tracks the performance of the 100 largest nonfinancial companies listed on the Nasdaq-Registered Trademark- across major industry groups, including computer hardware and software, telecommunications, retailing and biotechnology.

Looking Ahead
Despite the recent weakness in the U.S. equity markets, we believe there is growing evidence that the economic woes of the last two years may be subsiding. Factory orders have increased, excess inventories are down and the labor market is stabilizing. After more than a year in the doldrums, even industrial production is showing renewed signs of vigor. By early April, economists surveyed by the Blue Chip

----------------
* The "Nasdaq 100-Registered Trademark-", "Nasdaq 100
Index-Registered Trademark-", and "Nasdaq-Registered Trademark-" are trademarks or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

Consensus, a prominent research group, had more than doubled their forecasts of GDP growth for this year, from 1.0 percent to 2.6 percent. This projection is still lower than the average of 6.0 percent growth that is normally posted in the first year of a recovery, but then the downturn was far less severe than the average.

We believe that the steady accumulation of generally positive recent economic data confirms the recovery and has persuaded some to believe that the slide in corporate earnings has ended. Because business technology capital expenditure typically increases after two consecutive quarters of improving profits, we believe an improving investment environment for technology stocks could be possible in the near future. Should this be the case, we believe the Fund is well positioned to participate in a potentially sustainable market move.

We appreciate your ongoing support of Morgan Stanley Nasdaq-100 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Nasdaq-100 Index Fund
FUND PERFORMANCE / / MAY 31, 2002

                     Average Annual Total Returns -- Period Ended May 31, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   Since Inception                                  Since Inception
    (7/13/2001)               (30.90)%(1) (34.53)%(2)  (7/13/2001)             (31.40)%(1) (34.83)%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   Since Inception                                    Since Inception
    (7/13/2001)               (31.40)%(1) (32.09)%(2)  (7/13/2001)               (30.80)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (93.9%)
           APPAREL/FOOTWEAR (1.1%)
  4,741    Cintas Corp.............................  $   247,528
                                                     -----------
           BIOTECHNOLOGY (11.5%)
  1,907    Abgenix, Inc.*..........................       24,600
 11,367    Amgen Inc.*.............................      541,410
  4,230    Biogen, Inc.*...........................      210,992
  1,172    Cephalon, Inc.*.........................       62,796
  6,157    Chiron Corp.*...........................      222,883
  6,191    Genzyme Corp. (General Division)*.......      198,298
  4,432    Gilead Sciences, Inc.*..................      158,045
  2,959    Human Genome
            Sciences, Inc.*........................       51,043
  1,219    ICOS Corp.*.............................       27,440
  3,858    IDEC Pharmaceuticals Corp.*.............      165,470
  1,750    ImClone Systems, Inc.*..................       16,905
 17,399    Immunex Corp.*..........................      439,151
  1,157    Invitrogen Corp.*.......................       40,645
  6,178    MedImmune, Inc.*........................      200,909
  7,150    Millennium Pharmaceuticals, Inc.*.......      107,893
  1,967    Protein Design Labs, Inc.*..............       22,365
                                                     -----------
                                                       2,490,845
                                                     -----------
           BROADCASTING (1.2%)
  9,016    USA Interactive*........................      256,235
                                                     -----------
           CABLE/SATELLITE TV (2.3%)
  7,118    Charter Communications, Inc. (Class
            A)*....................................       49,612
 10,433    Comcast Corp. (Class A Special)*........      293,793
  5,797    EchoStar Communications Corp. (Class
            A)*....................................      146,026
                                                     -----------
                                                         489,431
                                                     -----------
           COMPUTER COMMUNICATIONS (5.2%)
  5,512    Brocade Communications Systems, Inc.*...      108,311

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

 60,997    Cisco Systems, Inc.*....................  $   962,533
  4,944    Juniper Networks, Inc.*.................       45,831
                                                     -----------
                                                       1,116,675
                                                     -----------
           COMPUTER PERIPHERALS (1.0%)
  8,059    Network Appliance, Inc.*................      104,848
  2,205    QLogic Corp.*...........................      100,813
                                                     -----------
                                                         205,661
                                                     -----------
           COMPUTER PROCESSING HARDWARE (5.1%)
 11,473    Apple Computer, Inc.*...................      267,321
 22,324    Dell Computer Corp.*....................      599,399
 32,892    Sun Microsystems, Inc.*.................      226,626
                                                     -----------
                                                       1,093,346
                                                     -----------
           CONTAINERS/PACKAGING (0.4%)
  5,566    Smurfit-Stone Container Corp.*..........       90,726
                                                     -----------
           DATA PROCESSING SERVICES (4.3%)
 13,343    Concord EFS, Inc.*......................      417,236
  5,549    Fiserv, Inc.*...........................      236,054
  8,275    Paychex, Inc............................      286,729
                                                     -----------
                                                         940,019
                                                     -----------
           DISCOUNT STORES (1.0%)
  5,546    Costco Wholesale Corp.*.................      217,791
                                                     -----------
           ELECTRICAL PRODUCTS (0.4%)
  2,273    Molex Inc...............................       85,806
                                                     -----------
           ELECTRONIC COMPONENTS (1.5%)
 12,920    Flextronics International, Ltd.
            (Singapore)*...........................      170,932
 12,991    Sanmina-SCI Corp.*......................      149,396
                                                     -----------
                                                         320,328
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.5%)
  2,066    CDW Computer Centers, Inc.*.............      107,742
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (1.0%)
 10,108    Gemstar-TV Guide International, Inc.*...  $    96,228
 33,251    JDS Uniphase Corp.*.....................      116,711
                                                     -----------
                                                         212,939
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (4.3%)
 19,738    Applied Materials, Inc.*................      437,789
  5,276    KLA-Tencor Corp.*.......................      275,038
  3,400    Novellus Systems, Inc.*.................      144,432
  1,299    Synopsys, Inc.*.........................       65,522
                                                     -----------
                                                         922,781
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (1.2%)
  5,191    Citrix Systems, Inc.*...................       55,388
  9,961    PeopleSoft, Inc.*.......................      204,300
                                                     -----------
                                                         259,688
                                                     -----------
           INTERNET RETAIL (0.5%)
  5,769    Amazon.com, Inc.*.......................      105,169
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (2.6%)
  8,659    BEA Systems, Inc.*......................       93,171
  5,537    Check Point Software Technologies Ltd.
            (Israel)*..............................       90,032
 12,606    Siebel Systems, Inc.*...................      230,059
  5,129    VeriSign, Inc.*.........................       49,649
  6,561    Yahoo! Inc.*............................      105,107
                                                     -----------
                                                         568,018
                                                     -----------
           MAJOR TELECOMMUNICATIONS (0.2%)
 24,780    WorldCom, Inc.- WorldCom Group*.........       41,135
                                                     -----------
           MEDICAL DISTRIBUTORS (0.3%)
  1,607    Andrx Group*............................       69,535
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           MEDICAL SPECIALTIES (1.3%)
  8,463    Biomet, Inc.*...........................  $   238,910
  2,989    Cytyc Corp.*............................       48,691
                                                     -----------
                                                         287,601
                                                     -----------
           OTHER CONSUMER SERVICES (1.9%)
  4,057    Apollo Group, Inc. (Class A)*...........      139,885
  4,776    eBay, Inc.*.............................      263,683
                                                     -----------
                                                         403,568
                                                     -----------
           PACKAGED SOFTWARE (16.8%)
  5,406    Adobe Systems, Inc......................      195,157
  5,360    Compuware Corp.*........................       39,503
 10,540    i2 Technologies, Inc.*..................       41,633
  6,236    Intuit Inc.*............................      272,700
  2,049    Mercury Interactive Corp.*..............       69,379
 43,381    Microsoft Corp.* **.....................    2,208,527
 53,353    Oracle Corp.*...........................      421,489
  4,728    Rational Software Corp.*................       53,805
  3,462    Symantec Corp.*.........................      118,989
  9,537    VERITAS Software Corp.*.................      216,204
                                                     -----------
                                                       3,637,386
                                                     -----------
           PERSONNEL SERVICES (0.3%)
  2,759    TMP Worldwide, Inc.*....................       74,521
                                                     -----------
           PHARMACEUTICALS: OTHER (0.1%)
  1,831    Sepracor, Inc.*.........................       21,441
                                                     -----------
           RECREATIONAL PRODUCTS (1.0%)
  3,236    Electronic Arts Inc.*...................      207,104
                                                     -----------
           RESTAURANTS (1.4%)
 12,374    Starbucks Corp.*........................      300,441
                                                     -----------
           SEMICONDUCTORS (16.6%)
 12,610    Altera Corp.*...........................      227,358
  8,083    Applied Micro Circuits Corp.*...........       49,710
  8,125    Atmel Corp.*............................       66,787
  3,945    Broadcom Corp. (Class A)*...............       88,960
  6,570    Conexant Systems, Inc.*.................       46,975
  2,308    Integrated Device
            Technology, Inc.*......................       58,716
 54,594    Intel Corp..............................    1,507,886

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  9,873    Linear Technology Corp..................  $   367,769
 10,627    Maxim Integrated
            Products, Inc.*........................      488,842
  3,859    Microchip Technology Inc.*..............      115,384
  3,637    NVIDIA Corp.*...........................      121,694
  4,251    PMC - Sierra, Inc.*.....................       60,449
  5,048    Vitesse Semiconductor Corp.*............       25,386
 10,360    Xilinx, Inc.*...........................      365,294
                                                     -----------
                                                       3,591,210
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
  1,644    Express Scripts, Inc. (Class A)*........       86,885
                                                     -----------
           SPECIALTY STORES (2.1%)
  9,091    Bed Bath & Beyond Inc.*.................      311,821
  7,254    Staples, Inc.*..........................      152,914
                                                     -----------
                                                         464,735
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.5%)
  4,700    PanAmSat Corp.*.........................      115,620
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (4.8%)
 23,069    ADC Telecommunications, Inc.*...........       77,281
  9,084    CIENA Corp.*............................       51,415
  4,500    Comverse Technology, Inc.*..............       53,325
 22,546    Ericsson (L.M.) Telefonaktiebolaqet
            (ADR) (Class B) (Sweden)*..............       50,052
 21,537    QUALCOMM Inc.*..........................      681,431
  4,432    RF Micro Devices, Inc.*.................       72,729
  5,439    Tellabs, Inc.*..........................       52,541
                                                     -----------
                                                       1,038,774
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.6%)
  3,003    PACCAR, Inc.............................      132,853
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           WIRELESS TELECOMMUNICATIONS (0.5%)
 22,862    Nextel Communications, Inc. (Class
            A)*....................................  $   111,109
                                                     -----------
           Total Common Stocks
            (COST $26,720,102).....................   20,314,646
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (5.9%)
           Repurchase Agreement
 $1,283    Joint repurchase agreement 1.83% due
           06/03/02 (dated 05/31/02; proceeds
           $1,283,196) (a)
           (COST $1,283,000).......................    1,283,000
                                                     -----------

  Total Investments
   (COST $28,003,102) (B).................    99.8%  21,597,646
  Other Assets in Excess of Liabilities...     0.2       38,949
                                            ------  -----------
  Net Assets..............................   100.0% $21,636,595
                                            ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (A)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (B) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $337,984 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,743,440, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,405,456.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

Future Contracts Open at May 31, 2002:
                                        DESCRIPTION,
      NUMBER OF                        DELIVERY MONTH,    UNDERLYING FACE     UNREALIZED
      CONTRACTS         LONG/SHORT        AND YEAR        AMOUNT AT VALUE    DEPRECIATION
------------------------------------------------------------------------------------------
                    3      Long       Nasdaq-100 Index        $362,850         $(28,412)
                                      June/2002
                   38      Long       Nasdaq-100 E-Mini       919,220           (68,914)
                                      June/2002
                                                                               --------
                        Total unrealized depreciation.....................     $(97,326)
                                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost $28,003,102)......  $21,597,646
Receivable for:
  Shares of beneficial interest sold........................      86,431
  Investments sold..........................................       4,255
  Dividends.................................................       1,692
Deferred offering costs.....................................      14,505
Prepaid expenses and other assets...........................       1,537
Receivable from affiliate...................................      58,109
                                                              ----------
    Total Assets............................................  21,764,175
                                                              ----------
Liabilities:
Payable for:
  Distribution fee..........................................      17,996
  Shares of beneficial interest repurchased.................      14,026
Accrued expenses and other payables.........................      59,323
Variation margin on futures contracts.......................      21,730
Offering costs..............................................      14,505
                                                              ----------
    Total Liabilities.......................................     127,580
                                                              ----------
    Net Assets..............................................  $21,636,595
                                                              ==========
Composition of Net Assets:
Paid-in-capital.............................................  $28,715,745
Net unrealized depreciation.................................  (6,502,782)
Net investment loss.........................................     (80,342)
Accumulated net realized loss...............................    (496,026)
                                                              ----------
    Net Assets..............................................  $21,636,595
                                                              ==========
Class A Shares:
Net Assets..................................................    $745,860
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...     107,951
    Net Asset Value Per Share...............................  $     6.91
                                                              ==========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $     7.29
                                                              ==========
Class B Shares:
Net Assets..................................................  $16,681,412
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...   2,432,232
    Net Asset Value Per Share...............................  $     6.86
                                                              ==========
Class C Shares:
Net Assets..................................................  $3,796,182
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...     553,299
    Net Asset Value Per Share...............................  $     6.86
                                                              ==========
Class D Shares:
Net Assets..................................................    $413,141
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      59,680
    Net Asset Value Per Share...............................  $     6.92
                                                              ==========

Statement of Operations
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

Net Investment Loss:
Income
Interest....................................................  $   11,244
Dividends...................................................       6,785
                                                              ----------
    Total Income............................................      18,029
                                                              ----------
Expenses
Distribution fee (Class A shares)...........................         953
Distribution fee (Class B shares)...........................      79,662
Distribution fee (Class C shares)...........................      17,756
Offering costs..............................................      57,999
Investment management fee...................................      42,183
Professional fees...........................................      40,062
Transfer agent fees and expenses............................      15,582
Shareholder reports and notices.............................       7,304
Custodian fees..............................................       2,144
Registration fees...........................................       2,115
Other.......................................................      10,019
                                                              ----------
    Total Expenses..........................................     275,779
                                                              ----------
Less: amounts waived/reimbursed.............................    (177,408)
    Net Expenses............................................      98,371
                                                              ----------
    Net Investment Loss.....................................     (80,342)
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments...............................................    (204,939)
  Futures contracts.........................................    (363,685)
                                                              ----------
      Net Loss..............................................    (568,624)
                                                              ----------
Net change in unrealized appreciation/ depreciation on:
  Investments...............................................  (5,739,188)
  Futures contracts.........................................    (129,653)
                                                              ----------
    Net Depreciation........................................  (5,868,841)
                                                              ----------
    Net Loss................................................  (6,437,465)
                                                              ----------
Net Decrease................................................  $(6,517,807)
                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                         FOR THE PERIOD
                                          FOR THE SIX    JULY 13, 2001*
                                          MONTHS ENDED       THROUGH
                                          MAY 31, 2002  NOVEMBER 30, 2001
                                          ------------  -----------------
                                          (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (80,342)     $   (16,090)
Net realized gain (loss)................     (568,624)          78,366
Net change in unrealized depreciation...   (5,868,841)        (633,941)
                                          -----------      -----------

    Net Decrease........................   (6,517,807)        (571,665)

Net increase from transactions in shares
 of beneficial interest.................   13,536,659       15,089,408
                                          -----------      -----------

    Net Increase........................    7,018,852       14,517,743
Net Assets:
Beginning of period.....................   14,617,743          100,000
                                          -----------      -----------
End of Period
(INCLUDING A NET INVESTMENT LOSS OF
 $80,342 AND $0, RESPECTIVELY.).........  $21,636,595      $14,617,743
                                          ===========      ===========

---------------------

 *    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the Nasdaq-100. The Fund was organized as a Massachusetts business trust on April 10, 2001, and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures contracts are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2002, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund. At May 31, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,352,321 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $18,241 and $3,076, respectively and received $10,787 in front-end sales charges from sales of the Fund's
Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2002 aggregated $12,732,222 and $207,723, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE PERIOD
                                       FOR THE SIX                JULY 13, 2001*
                                       MONTHS ENDED                   THROUGH
                                       MAY 31, 2002              NOVEMBER 30, 2001
                                --------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................     111,002   $    954,516        50,492   $    435,089
Redeemed......................     (53,619)      (412,915)       (2,424)       (22,271)
                                ----------   ------------   -----------   ------------
Net increase -- Class A.......      57,383        541,601        48,068        412,818
                                ----------   ------------   -----------   ------------
CLASS B SHARES
Sold..........................   1,479,242     12,646,396     2,234,019     20,040,558
Redeemed......................    (256,770)    (2,068,396)   (1,026,759)    (9,965,167)
                                ----------   ------------   -----------   ------------
Net increase -- Class B.......   1,222,472     10,578,000     1,207,260     10,075,391
                                ----------   ------------   -----------   ------------
CLASS C SHARES
Sold..........................     368,518      3,175,137       259,992      2,174,408
Redeemed......................     (63,700)      (517,457)      (14,011)      (100,951)
                                ----------   ------------   -----------   ------------
Net increase -- Class C.......     304,818      2,657,680       245,981      2,073,457
                                ----------   ------------   -----------   ------------
CLASS D SHARES
Sold..........................      28,984        240,337       944,462      9,105,719
Redeemed......................     (66,257)      (480,959)     (850,009)    (6,577,977)
                                ----------   ------------   -----------   ------------
Net increase (decrease) --
 Class D......................     (37,273)      (240,622)       94,453      2,527,742
                                ----------   ------------   -----------   ------------
Net increase in Fund..........   1,547,400   $ 13,536,659     1,595,762   $ 15,089,408
                                ==========   ============   ===========   ============

---------------------

 *    COMMENCEMENT OF OPERATIONS.

6. Federal Income Tax Status
As of November 30, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and the mark-to-market of open futures contracts.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100 Index.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 (UNAUDITED) CONTINUED

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At May 31, 2002, the Fund had outstanding futures contracts.

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                            FOR THE PERIOD
                                            FOR THE SIX     JULY 13, 2001*
                                           MONTHS ENDED         THROUGH
                                           MAY 31, 2002    NOVEMBER 30, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.13            $10.00
                                               ------            ------
Loss from investment operations:
  Net investment income (loss)++........         0.00              0.00
  Net realized and unrealized loss......        (2.22)            (0.87)
                                               ------            ------
Total loss from investment
 operations.............................        (2.22)            (0.87)
                                               ------            ------

Net asset value, end of period..........       $ 6.91            $ 9.13
                                               ======            ======

Total Return+(1)........................       (24.32)%           (8.70)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................         0.24 %            0.25 %
Net investment income (loss)............        (0.07)%            0.04 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................         $746              $462
Portfolio turnover rate(1)..............            1 %              10 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2002................................................    1.92%          (1.75)%
   NOVEMBER 30, 2001...........................................    3.50           (3.21)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                            FOR THE PERIOD
                                            FOR THE SIX     JULY 13, 2001*
                                           MONTHS ENDED         THROUGH
                                           MAY 31, 2002    NOVEMBER 30, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.10            $10.00
                                               ------            ------
Loss from investment operations:
  Net investment loss++.................        (0.03)            (0.02)
  Net realized and unrealized loss......        (2.21)            (0.88)
                                               ------            ------
Total loss from investment
 operations.............................        (2.24)            (0.90)
                                               ------            ------

Net asset value, end of period..........       $ 6.86            $ 9.10
                                               ======            ======

Total Return+(1)........................       (24.62)%           (9.00)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................         1.00 %            1.00 %
Net investment loss.....................        (0.83)%           (0.71)%
Supplemental Data:
Net assets, end of period, in
 thousands..............................      $16,681           $11,008
Portfolio turnover rate(1)..............            1 %              10 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2002................................................    2.68%          (2.51)%
   NOVEMBER 30, 2001...........................................    4.25           (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                            FOR THE PERIOD
                                            FOR THE SIX     JULY 13, 2001*
                                           MONTHS ENDED         THROUGH
                                           MAY 31, 2002    NOVEMBER 30, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.10            $10.00
                                               ------            ------
Loss from investment operations:
  Net investment loss++.................        (0.03)            (0.02)
  Net realized and unrealized loss......        (2.21)            (0.88)
                                               ------            ------
Total loss from investment operations...        (2.24)            (0.90)
                                               ------            ------

Net asset value, end of period..........       $ 6.86            $ 9.10
                                               ======            ======

Total Return+(1)........................       (24.62)%           (9.00)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................         1.00 %            1.00 %
Net investment loss.....................        (0.83)%           (0.71)%
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $3,796            $2,262
Portfolio turnover rate(1)..............            1 %              10 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2002................................................    2.68%          (2.51)%
   NOVEMBER 30, 2001...........................................    4.25           (3.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                            FOR THE PERIOD
                                            FOR THE SIX     JULY 13, 2001*
                                           MONTHS ENDED         THROUGH
                                           MAY 31, 2002    NOVEMBER 30, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.14            $10.00
                                               ------            ------
Income (loss) from investment
 operations:
  Net investment income++...............         0.01              0.01
  Net realized and unrealized loss......        (2.23)            (0.87)
                                               ------            ------
Total loss from investment operations...        (2.22)            (0.86)
                                               ------            ------

Net asset value, end of period..........       $ 6.92            $ 9.14
                                               ======            ======

Total Return+(1)........................       (24.29)%           (8.60)%

Ratios to Average Net Assets(2)(3)(4):
Expenses................................         0.00 %            0.00 %
Net investment income...................         0.17 %            0.29 %
Supplemental Data:
Net assets, end of period, in
 thousands..............................         $413              $886
Portfolio turnover rate(1)..............            1 %              10 %

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   MAY 31, 2002................................................    1.68%          (1.51)%
   NOVEMBER 30, 2001...........................................    3.25           (2.96)

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic                                             [MORGAN STANLEY LOGO]
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder
                                                                  [LOGO]
OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Kevin Jung
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311
                                                    Morgan Stanley
INDEPENDENT AUDITORS                                Nasdaq-100 Index Fund
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The FunD's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.   39910RPT     Semiannual Report
                                                              May 31, 2002

[MORGAN STANLEY LOGO]